Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Furniture and fixtures
Property and Equipment
Estimated Useful Life	5 years
Computer equipment and software
Property and Equipment
Estimated Useful Life	3 years